UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter Ended: March 2001

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:		[ ] is a restatement.
			[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CWH Associates, Inc.
Address:	200 Park Avenue
		Suite 3900
		New York, New York 10166

Form 13F File Number: 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Abrams
Title:	Chief Operating Officer
Phone:  (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams			New York, NY		4/24/01
--------------			------------		-------

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $112,118.61
					(Thousands)



List of Other Included Managers: None





Form 13F INFORMATION TABLE


NAME                TITLE    CUSIP    VALUE      SHARES  INVEST.    No
                   of CLASS	      (x$1000)           Discre.  Voting

Accredo Health	     COM   00437V104  $4977.49   152,275  Sole   117,175
Advance PCS	     COM   007491103  $9653.85   177,900  Sole   137,500
Apollo Group         COM   037604105  $6334.45   193,050  Sole   149,700
Arch Coal	     COM   039380100  $ 263.82     8,800  Sole     8,800
Beazer Homes         COM   07556Q105  $ 888.18    22,600  Sole    15,200
Beverly Enterprises  COM   087851309  $6208.80   776,100  Sole   602,200
Calpine Corp         COM   131347106  $ 234.05     4,250  Sole     4,250
Caremark RX          COM   141705103  $13033.48  999,500  Sole   775,400
Chronimed, Inc       COM   171164106  $1184.69    85,000  Sole    68,900
CMG Info Svcs Comp   COM   125750109  $ 101.60    40,000  Sole    40,000
CNS, Inc             COM   126136100  $ 928.65   181,200  Sole   133,700
Curis, Inc           COM   231269101  $  60.36    16,300  Sole    16,300
Devry, Inc           COM   251893103  $8227.69   273,800  Sole   212,600
Global Marine, Inc   COM   379352404  $4300.80   168,000  Sole   130,000
H Power Corp         COM   40427A108  $  80.80    10,100  Sole    10,100
Health Mngmt Assoc   COM   421933102  $ 802.38    51,600  Sole    41,200
Inkine Pharm Corp    COM   457214104  $ 763.08   142,800  Sole   121,500
Kinder Morgan, Inc   COM   49455P101  $ 202.16     3,800  Sole     3,800
Laser Vision Cntrs   COM   51807H100  $1898.30   424,800  Sole   341,800
LCA-Vision, Inc      COM   501803209  $ 815.39   352,600  Sole   142,900
Lifepoint Hospitals  COM   53219L109  $2924.35    81,800  Sole    61,100
Manor Care, Inc      COM   564055101  $2996.76   146,900  Sole   113,600
McDermott Int'l Inc  COM   580037109  $2258.03   178,500  Sole   140,200
McMoran Exploration  COM   582411104  $ 281.00    20,000  Sole     5,700
Nabors Industries    COM   629568106  $5406.91   104,300  Sole    81,900
Novamed Eyecare      COM   66986W108  $ 184.33   101,700  Sole    67,900
Offshore Logistics   COM   676255102  $4342.19   175,000  Sole   131,200
Optical Comm Prod   Clss A 68382T101  $ 367.50    52,500  Sole    43,500
OSI Pharm, Inc       COM   671040103  $ 241.71     6,100  Sole     6,100
Patterson Energy     COM   703414102  $2533.16    80,100  Sole    61,500
Pentastar Comm, Inc  COM   709632103  $2043.05    86,250  Sole    52,350
Presstek, Inc        COM   741113104  $ 150.08    13,800  Sole    12,500
Priority Healthcare  COM   74264T102  $2283.88    60,500  Sole    41,400
Rehabcare Group      COM   759148109  $9340.04   226,700  Sole   173,400
Salix Pharm          ORD   G77770108  $ 750.00    50,000  Sole    12,000
Synquest, Inc        COM   87160X100  $  69.86    13,800  Sole         0
Talisman Energy      COM   87425E103  $1652.56    45,500  Sole    34,700
Tidewater, Inc       COM   886423102  $ 678.00    15,000  Sole    11,900
TLC Laser Eye Cntrs  COM   87255E108  $3493.00   515,100  Sole   405,600
Transocean Sedco     ORD   G90078109  $2035.28    46,950  Sole    34,900
Trigon Healthcare    COM   89618L100  $6422.05   124,700  Sole    96,500
Xoma Ltd             ORD   G9825R107  $ 154.87    21,500  Sole    21,500